Note 12 - Stockholders' Equity and Stock-based Compensation - Stock-bases Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock-based compensation expense	$ 2,043	$ 4,701	$ 3,337
Tax benefit related thereto	(421)	(972)	(698)
Stock-based compensation expense, net of tax	1,622	3,729	2,639
Stock Appreciation Rights (SARs) [Member]
Stock-based compensation expense	(2,493)	2,910	822
Tax benefit related thereto	523	(611)	(173)
Stock-based compensation expense, net of tax	$ (1,970)	$ 2,299	$ 649